Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
September 30, 2022
CMB-NPRT3-1122
1.967799.108
Municipal Bonds - 47.4%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	3,400,000	3,393,776
Series 2021 C1, 4% 12/1/23	1,400,000	1,393,850
Series 2022 E:
5% 6/1/23	255,000	256,837
5% 6/1/24	1,520,000	1,543,949
5% 6/1/25	1,585,000	1,620,991
5% 6/1/26	2,185,000	2,246,930
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	600,000	594,861
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	3,890,000	3,880,062
Southeast Energy Auth. Rev. Bonds (Proj. No. 2) Series 2021 B1:
4% 6/1/24	510,000	508,399
4% 6/1/25	615,000	610,876
TOTAL ALABAMA		16,050,531
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,695,000	1,746,994
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,000,000	1,030,689
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (b)(c)	2,050,000	2,024,542
Series 2019, 5%, tender 6/3/24 (b)(c)	17,020,000	17,234,175
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	1,450,000	1,436,747
Maricopa County Rev. Bonds Series B, 5%, tender 10/18/22 (b)	4,020,000	4,022,653
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/23 (c)	525,000	530,693
Series 2017 A, 5% 7/1/23 (c)	500,000	505,422
Yuma Pledged Rev. Series 2021:
4% 7/1/23	325,000	326,881
4% 7/1/24	300,000	303,474
TOTAL ARIZONA		27,415,276
California - 3.4%
California Health Facilities Fing. Auth. Rev. Bonds Series 2017 A:
5%, tender 11/1/22 (b)	950,000	951,510
5%, tender 11/1/22 (b)	13,650,000	13,671,697
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (b)(c)	17,900,000	17,900,451
Series 2021 B, 2.35%, tender 1/17/23 (b)(c)	22,300,000	22,233,905
(Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	750,000	705,194
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 2%, tender 10/17/22 (b)(c)(d)	3,700,000	3,698,211
Series 2017 A2, 2%, tender 10/17/22 (b)(c)(d)	2,100,000	2,098,984
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/24	1,925,000	1,988,962
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	2,500,000	2,508,610
Los Angeles Dept. Arpt. Rev.:
Series 2017 B, 5% 5/15/23 (c)	1,700,000	1,714,326
Series 2019 A:
5% 5/15/23 (c)	1,865,000	1,880,716
5% 5/15/24 (c)	705,000	718,939
Series 2020 C, 5% 5/15/24 (c)	500,000	509,886
Series 2022 C, 5% 5/15/25 (c)	1,475,000	1,519,814
Series B, 5% 5/15/24 (c)	1,065,000	1,086,057
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B:
5% 7/1/23 (c)	500,000	505,055
5% 7/1/24 (c)	500,000	510,771
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2013 A, 5% 5/1/23 (c)	1,310,000	1,323,566
Series 2017 D, 5% 5/1/24 (c)	1,000,000	1,021,185
Series 2019 H, 5% 5/1/24 (c)	550,000	562,160
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	3,500,000	3,526,915
Series 2021 B, 5% 3/1/25	375,000	390,221
Vernon Elec. Sys. Rev. Series 2021 A:
4% 10/1/22	1,000,000	1,000,000
5% 10/1/23	1,350,000	1,360,463
TOTAL CALIFORNIA		83,387,598
Colorado - 1.1%
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (b)	595,000	605,380
Colorado Health Facilities Auth. Rev. Bonds Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 11/15/22 (b)	900,000	899,601
Denver City & County Arpt. Rev.:
Series 2012 A:
5% 11/15/22 (c)	1,610,000	1,612,931
5% 11/15/23 (c)	500,000	500,878
5% 11/15/24 (c)	1,600,000	1,602,603
Series 2012 B, 5% 11/15/29 (Pre-Refunded to 11/15/22 @ 100)	1,000,000	1,002,197
Series 2013 A, 5% 11/15/22 (c)	800,000	801,364
Series 2013 B, 5% 11/15/22	225,000	225,454
Series 2016 A, 5% 11/15/23	675,000	687,369
Series 2017 A, 5% 11/15/24 (c)	825,000	846,614
Series 2020 A1, 5% 11/15/22	9,250,000	9,268,662
Series 2020 A2, 5% 11/15/22	3,385,000	3,391,829
Series 2020 B1, 5% 11/15/22 (c)	2,230,000	2,234,060
Series 2022 A:
5% 11/15/24 (c)	1,000,000	1,026,199
5% 11/15/25 (c)	1,850,000	1,915,878
Vauxmont Metropolitan District Series 2020, 5% 12/1/23 (Assured Guaranty Muni. Corp. Insured)	195,000	198,419
TOTAL COLORADO		26,819,438
Connecticut - 2.5%
Connecticut Gen. Oblig.:
Series 2013 A:
3.45% 3/1/25 (b)	1,075,000	1,087,365
5% 10/15/22	4,815,000	4,817,902
Series 2016 B:
5% 5/15/23	1,470,000	1,487,224
5% 5/15/25	505,000	526,096
Series 2016 D, 5% 8/15/23	600,000	609,620
Series 2016 E, 5% 10/15/23	1,210,000	1,232,946
Series 2019 A, 5% 4/15/23	3,985,000	4,025,845
Series 2020 B, 5% 1/15/23	1,265,000	1,271,991
Series 2021 D, 5% 7/15/24	1,760,000	1,814,657
Series 2022 A, 3% 1/15/23	6,705,000	6,704,989
Series A:
3% 1/15/23	1,050,000	1,049,998
3% 1/15/24	500,000	498,909
3% 4/15/24	500,000	498,021
4% 1/15/24	465,000	469,771
Series C:
4% 6/1/23	400,000	402,410
5% 12/15/23	735,000	751,079
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 0.25%, tender 2/9/24 (b)	11,800,000	11,203,708
Series 2010 A4, 1.1%, tender 2/11/25 (b)	9,050,000	8,483,078
Series 2014 B, 1.8%, tender 7/1/24 (b)	980,000	949,527
Series 2022 L, 5% 7/1/25	450,000	466,055
Series 2022 M, 5% 7/1/23	175,000	176,321
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chesla Ln. Prog.):
Series 2017 A, 5% 11/15/23 (c)	690,000	700,231
Series C, 5% 11/15/22	175,000	175,374
(Chesla Loan Prog.):
Series B, 5% 11/15/22 (c)	125,000	125,249
Series C, 5% 11/15/23	225,000	229,325
Connecticut Hsg. Fin. Auth.:
Series A2:
0.25% 11/15/22 (c)	555,000	553,152
0.35% 5/15/23 (c)	250,000	245,667
0.4% 11/15/23 (c)	300,000	290,473
Series C, 5% 5/15/23 (c)	445,000	448,804
Sseries C, 5% 11/15/22 (c)	1,045,000	1,047,084
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 C:
5% 1/1/23	4,925,000	4,948,355
5% 1/1/24	1,340,000	1,370,194
Series A:
5% 10/1/22	1,900,000	1,900,000
5% 5/1/23	1,850,000	1,870,323
TOTAL CONNECTICUT		62,431,743
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	580,000	537,988
Delaware Trans. Auth. Grant Series 2020, 5% 9/1/24	850,000	877,391
TOTAL DELAWARE		1,415,379
District Of Columbia - 0.5%
District of Columbia Gen. Oblig.:
Series 2021 D, 4% 2/1/24	325,000	328,570
Series 2021 E, 5% 2/1/23	5,000,000	5,031,646
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2013 A, 5% 10/1/22 (c)	1,000,000	1,000,000
Series 2019 A, 5% 10/1/22 (c)	220,000	220,000
Series 2020 A:
5% 10/1/22 (c)	3,625,000	3,625,000
5% 10/1/23 (c)	1,910,000	1,937,056
TOTAL DISTRICT OF COLUMBIA		12,142,272
Florida - 2.0%
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	625,000	625,000
Series 2017, 5% 10/1/24 (c)	500,000	511,539
Series 2019 A:
5% 10/1/22 (c)	1,925,000	1,925,000
5% 10/1/23 (c)	1,250,000	1,266,975
Series 2019 B, 5% 10/1/22 (c)	865,000	865,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	5,150,000	5,114,448
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(c)	11,000,000	10,911,271
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/22 (c)	870,000	870,000
4% 10/1/22 (Escrowed to Maturity) (c)	200,000	200,000
Series 2016 A:
5% 10/1/22 (c)	305,000	305,000
5% 10/1/22 (Escrowed to Maturity) (c)	465,000	465,000
Series 2019 A, 5% 10/1/22 (c)	4,430,000	4,430,000
Hillsborough County Aviation Auth. Rev.:
Series 2013 A, 5.5% 10/1/24 (Pre-Refunded to 10/1/23 @ 100) (c)	1,420,000	1,449,901
Series 2018 E, 5% 10/1/23 (c)	225,000	228,297
Series 2022 A:
5% 10/1/24 (c)	2,800,000	2,869,482
5% 10/1/25 (c)	755,000	780,962
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	855,000	855,000
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	260,000	264,548
5% 10/1/24	580,000	599,693
5% 10/1/25	455,000	477,610
JEA Wtr. & Swr. Sys. Rev. Series A, 5% 10/1/23	895,000	910,394
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/23 (c)	405,000	410,342
5% 10/1/24 (c)	1,530,000	1,562,360
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	2,135,000	2,135,000
5% 10/1/24	895,000	896,224
Series 2020 A, 5% 10/1/23	1,105,000	1,121,300
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.):
Series 2007, 0.32%, tender 11/1/22 (b)	1,200,000	1,197,055
Series 2018, 0.4%, tender 8/1/23 (b)(c)	2,400,000	2,335,355
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	1,500,000	1,404,414
Orange County Health Facilities Auth. Series B, 5% 10/1/22	2,605,000	2,605,000
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	500,000	517,173
TOTAL FLORIDA		50,109,343
Georgia - 4.3%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	12,025,000	11,968,759
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	1,300,000	1,286,916
Series 2012, 2.875%, tender 8/19/25 (b)	3,575,000	3,468,443
Series 1995, 2.25%, tender 5/25/23 (b)	500,000	493,198
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
3% 11/1/22	650,000	649,705
4% 11/1/23	895,000	899,509
5% 1/1/23	2,775,000	2,785,519
5% 1/1/23	1,250,000	1,254,738
Series 2021 A:
5% 1/1/24	335,000	340,948
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	205,661
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	335,000	343,185
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	350,000	361,932
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	365,000	381,461
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/23	2,050,000	2,052,683
Griffin-Spalding County Hosp. (WellStar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	250,000	251,813
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	6,305,000	6,314,887
Series 2018 B, 1 month U.S. LIBOR + 0.750% 2.468%, tender 10/4/22 (b)(e)	25,095,000	24,875,544
Series 2018 C, 4%, tender 12/1/23 (b)	2,490,000	2,494,943
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 3.03%, tender 12/1/23 (b)(e)	40,430,000	40,045,600
Series 2019 B, 4%, tender 12/2/24 (b)	2,030,000	2,050,502
Series 2018 A, 4% 3/1/23	720,000	721,240
Series 2022 A, 4% 12/1/25	1,260,000	1,235,541
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/23	565,000	569,098
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) Series 2021, 5% 10/1/22	300,000	300,000
TOTAL GEORGIA		105,351,825
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/22	905,000	905,000
5% 10/1/23	1,545,000	1,562,068
5% 10/1/24	1,235,000	1,259,933
5% 10/1/25	1,545,000	1,587,997
TOTAL GUAM		5,314,998
Illinois - 4.4%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/23	200,000	198,277
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C:
5% 12/1/22	1,320,000	1,323,829
5% 12/1/23	1,380,000	1,407,037
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (c)	4,535,000	4,551,970
Series 2022 A, 5% 1/1/25 (c)(f)	1,095,000	1,120,778
Series 2022 C:
5% 1/1/25 (c)(f)	2,250,000	2,302,969
5% 1/1/26 (c)(f)	1,200,000	1,231,008
Chicago Park District Gen. Oblig.:
Series 2014 B, 5% 1/1/24	615,000	625,769
Series 2021 D:
4% 1/1/23	375,000	375,558
4% 1/1/24	100,000	100,548
Series 2021 E, 4% 1/1/24	1,340,000	1,347,339
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2021:
5% 6/1/23	550,000	555,357
5% 6/1/24	625,000	639,389
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/22	1,770,000	1,773,530
Series 2021 A:
5% 11/15/22	1,400,000	1,402,792
5% 11/15/23	390,000	396,803
5% 11/15/24	450,000	462,898
Series 2021 B:
4% 11/15/22	2,240,000	2,241,957
4% 11/15/23	1,560,000	1,570,313
Series 2022 A:
5% 11/15/24	5,940,000	6,110,253
5% 11/15/25	4,370,000	4,563,511
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	675,000	703,472
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	3,600,000	3,590,121
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	160,000	160,733
Illinois Fin. Auth. Rev. Bonds Series 2017 B, 5%, tender 12/15/22 (b)	1,000,000	1,003,293
Illinois Gen. Oblig.:
Series 2013 A, 5% 4/1/24	1,705,000	1,716,277
Series 2013, 5% 7/1/23	3,265,000	3,295,194
Series 2017 D:
5% 11/1/22	4,400,000	4,404,800
5% 11/1/23	5,300,000	5,362,810
Series 2021 A, 5% 3/1/23	230,000	231,311
Series 2021 B, 5% 3/1/23	275,000	276,568
Series 2021 C, 4% 3/1/23	6,960,000	6,971,753
Series 2022 A, 5% 3/1/23	1,060,000	1,066,042
Series 2022 B:
5% 3/1/24	4,105,000	4,162,885
5% 3/1/25	8,270,000	8,411,285
5% 3/1/26	6,060,000	6,165,043
Series 2022 D1, 5% 3/1/23	1,210,000	1,216,897
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	280,000	281,443
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/23	595,000	602,107
Illinois Sales Tax Rev.:
Series 2021 A:
4% 6/15/23	6,065,000	6,081,645
4% 6/15/24	3,195,000	3,210,157
Series 2021 C, 5% 6/15/25	270,000	278,575
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	3,875,000	3,886,303
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2011, 5.5% 2/1/23	1,470,000	1,480,695
Metropolitan Pier & Exposition:
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,130,000	969,877
Series 2022 A, 3% 6/15/24	1,870,000	1,829,555
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	6,220,000	6,283,831
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	630,000	634,589
Univ. of Illinois Rev. Series 2013 A, 5% 4/1/25	250,000	251,437
Waukegan Gen. Oblig. Series 2018 B, 4% 12/30/22 (Assured Guaranty Muni. Corp. Insured)	600,000	600,968
TOTAL ILLINOIS		109,431,551
Indiana - 0.7%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/2/23 (b)(c)	2,900,000	2,900,452
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	1,660,000	1,666,171
Series 2021 A, 5% 6/1/23	610,000	617,257
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	3,255,000	3,257,426
Series 2016 A, 5%, tender 3/1/23 (b)(c)	8,700,000	8,733,259
TOTAL INDIANA		17,174,565
Iowa - 0.0%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/23	515,000	518,446
Kentucky - 0.7%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	1,000,000	1,033,039
Kentucky State Property & Buildings Commission Rev.:
Series 2016 B, 5% 11/1/23	1,445,000	1,470,604
Series 2017, 5% 4/1/23	1,390,000	1,402,456
Series 2018, 5% 5/1/23	3,545,000	3,580,699
Series A:
5% 10/1/22	1,025,000	1,025,000
5% 8/1/23	625,000	633,725
5% 11/1/23	1,030,000	1,048,251
Series B:
5% 11/1/22	1,955,000	1,957,718
5% 8/1/23	4,100,000	4,157,235
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	585,000	581,214
Louisville & Jefferson County Bonds Series 2020 B, 5%, tender 10/1/23 (b)	1,000,000	1,012,507
TOTAL KENTUCKY		17,902,448
Louisiana - 0.5%
Louisiana Gen. Oblig. Series 2020 A, 5% 3/1/23	835,000	841,421
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	8,040,000	7,980,914
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	2,700,000	2,730,190
TOTAL LOUISIANA		11,552,525
Maryland - 0.2%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	550,000	571,411
Series 2022 B, 5% 12/1/23 (f)	635,000	647,548
Maryland Gen. Oblig. Series 2 A, 5% 8/1/23	1,130,000	1,147,626
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
5% 6/1/24	730,000	749,417
5% 6/1/25	905,000	940,820
TOTAL MARYLAND		4,056,822
Massachusetts - 2.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	3,200,000	3,210,337
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
Series 2019 DD 1, 5%, tender 4/1/24 (b)	1,070,000	1,086,621
Series 2019 DD 2, 5%, tender 4/1/24 (b)	2,295,000	2,330,650
Series S3, SIFMA Municipal Swap Index + 0.500% 2.96%, tender 10/6/22 (b)(e)	7,400,000	7,383,434
Series 2016 I, 5% 7/1/25	1,150,000	1,192,248
Series 2018 R, 5% 10/1/22	160,000	160,000
Series 2020 A, 5% 10/1/22	905,000	905,000
Series 2021 I, 5% 10/1/24	900,000	924,425
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/24 (c)	18,160,000	18,455,825
Series 2018 B, 5% 7/1/23 (c)	450,000	454,879
Series 2020 C, 5% 7/1/24 (c)	600,000	613,435
Series 2022 B:
5% 7/1/24 (c)	525,000	536,756
5% 7/1/25 (c)	1,125,000	1,158,909
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	24,925,000	25,424,991
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (c)	2,660,000	2,688,843
TOTAL MASSACHUSETTS		66,526,353
Michigan - 1.4%
Imlay City Cmnty. School District Series 2020 I, 4% 5/1/23	555,000	557,455
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	1,895,000	1,922,537
Bonds Series 2019 B, 3.5%, tender 11/15/22 (b)	7,325,000	7,326,451
Series 2014 25A, 5% 11/1/22 (c)	1,950,000	1,952,562
Series 2015 D1:
0.25% 10/15/22	540,000	539,247
0.4% 10/15/23	450,000	429,671
0.55% 10/15/24	700,000	660,692
Series 2022:
5% 4/15/25	2,840,000	2,947,478
5% 4/15/26	4,735,000	4,970,028
Michigan Gen. Oblig. Series 2016, 5% 3/15/24	500,000	512,489
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A:
1.95% 12/1/23	975,000	958,635
2.5% 6/1/25	1,215,000	1,179,046
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/23	345,000	347,245
5% 3/1/24	175,000	178,724
5% 3/1/25	200,000	207,459
Series 2022 B:
5% 3/1/24 (f)	350,000	355,248
5% 3/1/25 (f)	1,185,000	1,217,797
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	900,000	909,320
Walled Lake Consolidated School District Series 2022, 4% 5/1/23	1,670,000	1,678,336
Wayne County Arpt. Auth. Rev. Series 2011 A:
4.125% 12/1/22 (Assured Guaranty Muni. Corp. Insured) (c)	1,200,000	1,200,382
5% 12/1/22 (c)	3,545,000	3,548,304
TOTAL MICHIGAN		33,599,106
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 B, 5% 1/1/23	1,400,000	1,406,434
Series 2022 B:
5% 1/1/24 (c)	565,000	573,722
5% 1/1/25 (c)	370,000	378,710
5% 1/1/26 (c)	905,000	928,385
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/23	585,000	593,693
5% 8/1/24	910,000	937,783
Series 2022 B:
5% 8/1/24	1,155,000	1,190,264
5% 8/1/25	1,710,000	1,786,282
5% 8/1/26	1,700,000	1,797,452
Series H:
0.6% 7/1/23 (c)	225,000	219,864
0.7% 7/1/24 (c)	200,000	189,297
TOTAL MINNESOTA		10,001,886
Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Series 2019:
4% 2/1/23	1,060,000	1,060,737
4% 8/1/23	1,170,000	1,170,743
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2017, 5% 7/1/23	825,000	835,158
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	1,950,000	1,907,011
Series 2017 B, 5% 1/1/25	650,000	673,508
TOTAL NEBRASKA		5,647,157
Nevada - 0.7%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	1,870,000	1,910,602
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (b)	1,570,000	1,554,621
Clark County School District:
Series 2016 D, 5% 6/15/23	2,715,000	2,743,775
Series 2016 F, 4% 6/15/24	500,000	500,315
Series 2020 A, 3% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	500,000	494,838
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(c)(d)	2,000,000	1,996,681
Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	7,100,000	7,021,627
TOTAL NEVADA		16,222,459
New Hampshire - 0.2%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/23	405,000	409,866
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2020 A3, 2.95%, tender 12/1/22 (b)(c)	4,900,000	4,892,891
TOTAL NEW HAMPSHIRE		5,302,757
New Jersey - 4.7%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,645,000	1,641,115
Hudson County Gen. Oblig. Series 2020, 2% 11/15/22	10,000,000	9,979,616
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/22	3,655,000	3,659,663
Series 2012 II, 5% 3/1/23	1,535,000	1,536,448
Series 2013:
5% 3/1/23	1,290,000	1,298,342
5% 3/1/24	15,560,000	15,646,819
Series 2014 UU, 5% 6/15/23	675,000	682,154
Series 2015 XX:
4% 6/15/24	1,345,000	1,350,277
5% 6/15/23	825,000	833,744
5% 6/15/24	500,000	510,103
Series 2016 AAA, 5% 6/15/23	625,000	631,624
Series 2018 FFF, 5% 6/15/23	500,000	505,299
Series 2019, 5.25% 9/1/24 (d)	9,740,000	10,014,764
New Jersey Edl. Facility Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,026,138
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/23	11,190,000	11,244,321
5% 6/1/24	1,080,000	1,109,079
5% 6/1/25	4,700,000	4,886,029
Series 2021, 2% 6/1/25	1,585,000	1,498,013
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1, 5% 12/1/22 (c)	1,385,000	1,387,950
Series 2014 A1 1, 5% 12/1/22 (c)	1,150,000	1,153,096
Series 2016 1A:
5% 12/1/22 (c)	3,500,000	3,509,422
5% 12/1/23 (c)	3,500,000	3,549,409
5% 12/1/24 (c)	4,400,000	4,511,060
Series 2017 1A, 5% 12/1/22 (c)	300,000	300,721
Series 2019 A:
5% 12/1/22	705,000	707,124
5% 12/1/24	555,000	571,916
Series 2020:
5% 12/1/22 (c)	1,550,000	1,554,173
5% 12/1/22 (c)	685,000	686,679
5% 12/1/24 (c)	1,100,000	1,125,471
Series 2021 A, 5% 12/1/24 (c)	330,000	338,330
Series 2022 A:
5% 12/1/24 (c)	430,000	440,854
5% 12/1/25 (c)	550,000	569,334
Series 2022 B:
5% 12/1/24 (c)	885,000	907,338
5% 12/1/25 (c)	2,625,000	2,703,086
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	1,815,000	1,757,366
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	2,960,000	2,992,548
5% 6/1/24	2,400,000	2,445,275
5% 6/1/25	1,565,000	1,608,583
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22	410,000	411,573
Series 2006 A, 5.5% 12/15/22 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,255,904
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	160,000	147,304
Series 2010 D, 5.25% 12/15/23	820,000	836,733
Series 2014 AA, 5% 6/15/23	2,850,000	2,880,206
Series 2016 A1, 5% 6/15/24	975,000	995,669
Series 2016 A2, 5% 6/15/23	1,000,000	1,009,494
Series 2018 A:
5% 6/15/23	3,240,000	3,270,762
5% 6/15/24	1,205,000	1,230,545
Series 2022 AA, 5% 6/15/24	1,090,000	1,113,107
Series A, 5.25% 12/15/23	350,000	357,142
Rutgers State Univ. Rev. Series 2018 N, 4% 5/1/23	700,000	703,454
TOTAL NEW JERSEY		115,085,176
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	2,040,000	2,065,684
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A, 4% 11/1/22	675,000	675,235
TOTAL NEW MEXICO		2,740,919
New York - 1.6%
Albany County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 12/15/22 (c)	1,000,000	1,002,894
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2021, 1% 9/1/25	2,195,000	1,948,530
Nassau County Local Econ. Assistance Corp. Multifamily Hsg. Rev. Bonds (Park Lake Hempstead, L.P. Proj.) Series 2021, 0.3%, tender 11/1/23 (b)	7,810,000	7,447,076
New York City Gen. Oblig.:
Series 1, 5% 8/1/23	5,060,000	5,135,608
Series 2013 D, 5% 8/1/23	475,000	477,792
Series 2015 B, 5% 8/1/23	430,000	436,425
Series 2019 E, 5% 8/1/23	685,000	695,235
Series 2021 F1:
3% 3/1/23	300,000	299,938
5% 3/1/23	545,000	549,302
Series A, 5% 8/1/23	2,155,000	2,187,200
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) Series 2021 A, 5% 1/1/24 (Assured Guaranty Corp. Insured)	675,000	686,654
Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	600,000	621,770
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016 A, 5% 11/15/22	1,000,000	1,002,194
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	819,126
Series 2012 F, 5% 11/15/23	1,875,000	1,878,789
Series 2015 A1, 5% 11/15/22	1,910,000	1,913,692
Series 2015 F, 5% 11/15/22	1,720,000	1,723,325
Series 2016 A2, 5% 11/15/22	455,000	455,879
Series 2017 B, 5% 11/15/22	1,000,000	1,001,933
Series 2017 C1, 5% 11/15/25	1,045,000	1,078,343
Series 2017 D, 5% 11/15/23	790,000	801,624
Series 2020 A, 5% 2/1/23	4,765,000	4,791,351
New York State Dorm. Auth.:
Series 2012 A:
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	285,000	286,083
5% 12/15/23 (Pre-Refunded to 12/15/22 @ 100)	215,000	215,839
Series 2018 A, 5% 3/15/23 (Escrowed to Maturity)	710,000	716,340
New York State Urban Dev. Corp. Series 2020 C, 5% 3/15/23	515,000	519,486
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (c)	1,100,000	1,115,104
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	770,000	783,981
TOTAL NEW YORK		40,591,513
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/24 (c)	1,990,000	2,031,546
Series 189, 5% 5/1/23	280,000	282,980
Series 2013:
5% 12/1/22 (c)	6,515,000	6,534,109
5% 12/1/22	235,000	235,708
Series 2015 194, 5% 10/15/23	500,000	509,125
Series 2018, 5% 9/15/25 (c)	1,970,000	2,032,909
Series 202, 5% 10/15/22 (c)	1,250,000	1,250,722
Series 2021 226:
5% 10/15/22 (c)	2,875,000	2,876,661
5% 10/15/23 (c)	3,450,000	3,498,227
Series 207, 5% 9/15/23 (c)	870,000	881,231
Series 223:
5% 7/15/23 (c)	2,750,000	2,779,713
5% 7/15/24 (c)	3,250,000	3,325,971
5% 7/15/25 (c)	515,000	530,585
TOTAL NEW YORK AND NEW JERSEY		26,769,487
North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	2,525,000	2,596,211
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	435,000	438,274
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (b)	2,860,000	2,854,816
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,395,000	1,450,762
TOTAL NORTH CAROLINA		7,340,063
Ohio - 0.4%
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	980,000	989,152
Miami Univ. Series 2022 A, 5% 9/1/23	915,000	929,560
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	200,000	204,678
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/22 (Build America Mutual Assurance Insured)	175,000	175,463
5% 12/1/23 (Build America Mutual Assurance Insured)	355,000	361,306
5% 12/1/24 (Build America Mutual Assurance Insured)	250,000	257,672
5% 12/1/25 (Build America Mutual Assurance Insured)	265,000	276,643
Ohio Gen. Oblig. Series 2021 A:
5% 3/1/23	510,000	514,151
5% 3/1/23	1,000,000	1,008,139
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	1,350,000	1,354,111
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	460,000	461,268
Series A, 5% 12/1/22	520,000	521,567
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/23	830,000	833,612
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (f)	1,840,000	1,904,515
Univ. of Cincinnati Gen. Receipts Series 2012 C, 5% 6/1/23 (Pre-Refunded to 12/1/22 @ 100)	465,000	466,379
TOTAL OHIO		10,258,216
Oklahoma - 0.0%
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,190,000	1,204,652
Oregon - 0.9%
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 3%, tender 5/1/23 (b)(c)	8,100,000	8,057,255
Series 2003 A, 3%, tender 5/1/23 (b)(c)	9,950,000	9,897,492
Port of Portland Arpt. Rev.:
Series 2022:
5% 7/1/24 (c)	2,000,000	2,043,086
5% 7/1/25 (c)	1,310,000	1,347,077
Series 24B, 5% 7/1/23 (c)	1,095,000	1,107,114
TOTAL OREGON		22,452,024
Pennsylvania - 1.4%
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	3,200,000	3,195,467
Coatesville Area School District Series 2017, 5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	890,000	902,279
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A:
4% 10/15/23	700,000	703,895
4% 10/15/24	850,000	858,474
Series 2022 A:
5% 2/15/25	160,000	165,420
5% 2/15/26	200,000	208,207
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/24	1,250,000	1,276,951
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 2%, tender 10/17/22 (b)(c)	850,000	849,589
Series 2019 B1, 2%, tender 10/17/22 (b)(c)	2,300,000	2,298,888
(Republic Svcs., Inc. Proj.) Series 2019 B2, 2.35%, tender 1/17/23 (b)(c)	7,200,000	7,178,660
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	900,000	840,481
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 2.86%, tender 6/3/24 (b)(c)(e)	2,845,000	2,774,835
Series 2011, 2.15%, tender 7/1/24 (b)(c)	850,000	823,913
Pennsylvania Gen. Oblig. Series 2016, 5% 2/1/23	975,000	980,948
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	330,000	332,635
5% 4/1/24 (c)	230,000	234,636
5% 4/1/25 (c)	380,000	391,702
Series 2021 137:
0.2% 10/1/22	275,000	275,000
0.4% 4/1/23	285,000	280,963
Series 2022 138:
5% 4/1/23	840,000	847,528
5% 10/1/23	1,135,000	1,154,967
5% 4/1/24	1,060,000	1,086,799
5% 10/1/24	1,970,000	2,033,426
5% 10/1/25	1,100,000	1,148,592
Pennsylvania Tpk. Commission Tpk. Rev. Series 2012 A, 5% 12/1/23	800,000	802,150
Philadelphia Arpt. Rev.:
Series 2017 B, 5% 7/1/23 (c)	700,000	705,029
Series 2021, 5% 7/1/24 (c)	945,000	959,767
Philadelphia Gas Works Rev. Series 15, 5% 8/1/23	780,000	790,124
TOTAL PENNSYLVANIA		34,101,325
South Carolina - 1.1%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	24,205,000	24,256,777
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (c)	1,000,000	1,011,798
South Carolina Pub. Svc. Auth. Rev. Series 2015 C, 5% 12/1/22	1,560,000	1,564,701
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	410,000	413,489
TOTAL SOUTH CAROLINA		27,246,765
Tennessee - 1.2%
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	900,000	840,481
Metropolitan Nashville Arpt. Auth. Rev. Series 2015 B, 5% 7/1/23 (c)	680,000	687,373
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	21,250,000	21,699,263
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	5,275,000	5,271,613
TOTAL TENNESSEE		28,498,730
Texas - 3.0%
Austin Arpt. Sys. Rev.:
Series 2019 B, 5% 11/15/22 (c)	1,200,000	1,202,115
Series 2019:
5% 11/15/22 (c)	3,125,000	3,130,508
5% 11/15/23 (c)	655,000	664,630
5% 11/15/24 (c)	500,000	512,178
Series 2022, 5% 11/15/25 (c)	1,910,000	1,976,311
Austin Wtr. & Wastewtr. Sys. Rev. Series 2015 A, 5% 11/15/22	500,000	501,084
Crandall Independent School District Series 2021 A, 0% 8/15/24	765,000	716,542
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E, 5% 11/1/23 (c)	10,750,000	10,902,897
Series 2020 B, 5% 11/1/22	1,035,000	1,036,423
El Paso Gen. Oblig.:
Series 2021 B, 5% 8/15/23	300,000	304,759
Series 2021 C, 5% 8/15/23	335,000	340,314
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/22	505,000	506,384
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	500,000	520,400
5% 2/15/26	700,000	738,478
Houston Independent School District Series 2016 A, 5% 2/15/23	725,000	730,354
Love Field Arpt. Modernization Rev. Series 2021:
5% 11/1/22 (c)	320,000	320,347
5% 11/1/23 (c)	2,330,000	2,363,140
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2015, 5% 5/15/24	1,080,000	1,108,180
Series 2018, 5% 5/15/24	2,095,000	2,149,665
Series 2019, 5% 5/15/23	1,335,000	1,349,338
Series 2020:
5% 5/15/23	385,000	389,135
5% 5/15/25	570,000	592,795
Series 2021 A, 5% 5/15/23	1,190,000	1,202,781
Series 2015 B, 5% 5/15/23	1,000,000	1,010,740
Series 2020:
5% 5/15/23	1,500,000	1,516,110
5% 5/15/24	760,000	779,831
Series 2022, 5% 5/15/24 (Assured Guaranty Muni. Corp. Insured)	1,630,000	1,672,531
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 2.25%, tender 11/1/22 (b)(c)	7,270,000	7,263,768
Series 2020 A, 2.25%, tender 11/1/22 (b)(c)	9,030,000	9,022,259
(Waste Mgmt., Inc. Proj.) Series 2018, 2.835%, tender 7/1/24 (b)(c)	6,835,000	6,651,004
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/24	630,000	642,804
5% 1/1/24 (Escrowed to Maturity)	310,000	316,985
Series 2017 A, 5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	1,865,000	1,872,358
Series 2021 B, 5% 1/1/26	1,150,000	1,202,804
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	600,000	624,341
Port of Houston Auth. Series 2021:
5% 10/1/22	1,750,000	1,750,000
5% 10/1/23	440,000	447,957
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/23 (c)	445,000	449,010
5% 7/1/23 (c)	400,000	403,604
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	905,000	949,557
Wylie Independent School District Series 2020 A, 0% 8/15/23	2,985,000	2,901,527
TOTAL TEXAS		72,735,948
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2021 A:
5% 7/1/24 (c)	1,000,000	1,022,562
5% 7/1/25 (c)	1,325,000	1,361,460
Utah County Hosp. Rev. Bonds Series 2018 B2, 5%, tender 8/1/24 (b)	970,000	989,715
TOTAL UTAH		3,373,737
Virginia - 0.8%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 3%, tender 5/1/23 (b)(c)	9,460,000	9,410,078
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (b)(c)	8,000,000	7,957,782
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	1,795,000	1,720,232
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	1,100,000	1,087,194
TOTAL VIRGINIA		20,175,286
Washington - 0.9%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,315,000	2,071,065
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/22 (c)	900,000	900,000
Series 2018 B, 5% 5/1/24 (c)	875,000	893,537
Series 2019:
5% 4/1/24 (c)	760,000	775,319
5% 4/1/25 (c)	525,000	541,420
Series 2021 C:
5% 8/1/23 (c)	2,640,000	2,670,388
5% 8/1/24 (c)	2,795,000	2,862,854
Series 2021:
5% 9/1/23 (c)	2,100,000	2,131,149
5% 9/1/24 (c)	2,220,000	2,280,336
Series 2022 B:
5% 8/1/24	2,670,000	2,734,819
5% 8/1/25	2,515,000	2,603,134
5% 8/1/26	1,570,000	1,639,352
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	845,000	853,892
TOTAL WASHINGTON		22,957,265
West Virginia - 0.7%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	17,005,000	17,005,000
Wisconsin - 1.0%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/22 (c)	1,820,000	1,825,426
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.):
Series 2017 A, 2.25%, tender 11/1/22 (b)(c)	8,000,000	7,990,220
Series 2017 A1, 2.25%, tender 11/1/22 (b)(c)	7,000,000	6,991,443
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022:
5% 10/1/23	1,010,000	1,025,689
5% 10/1/24	4,465,000	4,599,184
5% 10/1/25	920,000	960,641
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	305,000	288,912
TOTAL WISCONSIN		23,681,515
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3, 5% 12/1/22 (c)	1,195,000	1,198,121
TOTAL MUNICIPAL BONDS (Cost $1,193,106,010)		1,167,537,214

Municipal Notes - 45.5%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.9% 10/7/22, VRDN (b)(c)	1,760,000	1,760,000
Arizona - 2.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	21,000,000	21,000,000
Series XF 10 91, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	2,000,000	2,000,000
Glendale Indl. dev auth Sr Living Facilities Rev. Participating VRDN Series BC 22 01, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	4,700,000	4,700,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series 2021 XG 03 09, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	905,000	905,000
Maricopa County Poll. Cont. Rev. Series 2009 C, 2.7% 10/7/22, VRDN (b)	16,600,000	16,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 2.65% 10/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(i)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	5,040,000	5,040,000
TOTAL ARIZONA		51,845,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 2.9% 10/7/22, VRDN (b)(c)	2,600,000	2,600,000
California - 6.3%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	11,900,000	11,900,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	5,780,000	5,780,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 2.71% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(i)	28,400,000	28,400,000
Series 2022 MIZ 90 90, 2.71% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(i)	42,900,000	42,900,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 2.71% 10/7/22, LOC Mizuho Cap. Markets LLC (b)(g)(i)	2,905,000	2,905,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	11,800,000	11,800,000
Series MIZ 90 63, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	23,330,000	23,330,000
Series MIZ 90 95, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(i)	27,100,000	27,100,000
TOTAL CALIFORNIA		154,115,000
Colorado - 1.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.81% 10/7/22, LOC Deutsche Bank AG, VRDN (b)	1,735,000	1,735,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	300,000	300,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	14,861,500	14,861,500
Series Floaters XM 07 15, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	21,585,000	21,585,000
Series XM 10 20, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	4,265,000	4,265,000
TOTAL COLORADO		42,746,500
Florida - 2.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XX 12 21, 2.58% 10/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	2,700,000	2,700,000
Broward County Arpt. Sys. Rev. Participating VRDN Series XL 01 36, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	7,000,000	7,000,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 2.65% 10/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(i)	6,665,000	6,665,000
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 2.76% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	8,390,000	8,390,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN:
Series Floater MIZ 90 87, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Series MIZ 90 72, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	800,000	800,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	6,565,000	6,565,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,030,000	1,030,000
Orange County Health Facilities Auth. Participating VRDN Series XL 02 77, 2.61% 10/7/22 (Liquidity Facility Bank of America NA) (b)(g)(i)	6,355,000	6,355,000
Tampa Hosp. Rev. Participating VRDN:
Series XM 08 85, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	5,720,000	5,720,000
Series XM 08 86, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	12,600,000	12,600,000
TOTAL FLORIDA		59,725,000
Georgia - 0.3%
Atlanta Arpt. Rev. Participating VRDN Series 2022 XF 13 78, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	5,530,000	5,530,000
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	900,000	900,000
TOTAL GEORGIA		6,430,000
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series XF 07 65, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	6,980,000	6,980,000
Series XG 03 86, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	9,600,000	9,600,000
TOTAL HAWAII		16,580,000
Illinois - 3.0%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 2.59% 10/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	14,325,000	14,325,000
Series XM 08 79, 2.59% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	7,300,000	7,300,000
Series XM 08 84, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	6,500,000	6,500,000
Chicago Transit Auth. Participating VRDN:
Series XM 09 03, 2.6% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	615,000	615,000
Series XM 09 05, 2.6% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,700,000	2,700,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	10,015,000	10,015,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 2.66% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	6,605,000	6,605,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 2.61% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	12,810,000	12,810,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	14,198,000	14,198,000
TOTAL ILLINOIS		75,068,000
Indiana - 0.2%
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	4,300,000	4,300,000
Kentucky - 3.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,710,000	2,710,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	8,300,000	8,300,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.25% 10/3/22, VRDN (b)(c)	20,640,000	20,640,000
Series 2020 B1, 3.25% 10/3/22, VRDN (b)(c)	45,520,000	45,520,000
TOTAL KENTUCKY		77,170,000
Louisiana - 1.8%
Galilee Sr. Hsg., Lp Participating VRDN Series XF 11 21, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	5,900,000	5,900,000
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,400,000	1,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 2.88% 10/7/22, VRDN (b)	38,000,000	38,000,000
TOTAL LOUISIANA		45,300,000
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XM 08 98, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,600,000	1,600,000
Maryland - 0.3%
Integrace Obligated Group Participating VRDN Series 2022 024, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	6,900,000	6,900,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series XM 09 99, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	6,300,000	6,300,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	7,600,000	7,600,000
TOTAL MASSACHUSETTS		13,900,000
Michigan - 0.7%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 2.56% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	14,775,000	14,775,000
Michigan Bldg. Auth. Rev. Series 2020 III, 2.52% 11/1/23, VRDN (b)	3,500,000	3,500,000
TOTAL MICHIGAN		18,275,000
Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,600,000	1,600,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,125,000	3,125,000
TOTAL MINNESOTA		4,725,000
Missouri - 0.7%
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,500,000	1,500,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	500,000	500,000
Mercy Health Participating VRDN Series Floaters XL 00 80, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	11,295,000	11,295,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XL 02 58, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,525,000	3,525,000
TOTAL MISSOURI		16,820,000
Montana - 0.1%
Cascade County Indl. Dev. Rev. Series 2007, 2.6% 10/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	865,000	865,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,110,000	1,110,000
TOTAL MONTANA		1,975,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 2.9% 10/7/22, VRDN (b)(c)	5,600,000	5,600,000
Series 1998, 2.9% 10/7/22, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		5,725,000
Nevada - 0.3%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	8,600,000	8,600,000
New Jersey - 0.9%
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,750,000	3,750,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series Floaters ZM 05 66, 2.6% 10/7/22 (Liquidity Facility Royal Bank of Canada) (b)(g)(i)	3,565,000	3,565,000
Series XM 09 12, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,700,000	1,700,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,985,000	2,985,000
Series XM 09 29, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,600,000	1,600,000
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	8,100,000	8,093,145
TOTAL NEW JERSEY		21,693,145
New York - 4.3%
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	11,700,000	11,671,149
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	5,450,000	5,450,000
New York Liberty Dev. Corp. Participating VRDN Series XM 08 44, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	8,165,000	8,165,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	6,900,000	6,900,000
Series XF 13 55, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	7,500,000	7,500,000
Series ZF 02 18, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	8,100,000	8,100,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	6,600,000	6,600,000
Series XM 08 31, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	3,250,000	3,250,000
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 2.58% 10/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	700,000	700,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 2.86% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	43,900,000	43,900,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	4,700,000	4,700,000
TOTAL NEW YORK		106,936,149
North Carolina - 1.3%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.77% 10/7/22, VRDN (b)(c)	31,500,000	31,500,000
Ohio - 0.6%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	12,200,000	12,200,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	3,100,000	3,091,619
TOTAL OHIO		15,291,619
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 2.86% 10/6/25, VRDN (b)	13,340,000	13,340,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,600,000	2,600,000
TOTAL OKLAHOMA		15,940,000
Oregon - 0.3%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	6,800,000	6,800,000
Pennsylvania - 1.0%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	5,830,000	5,830,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	10,490,000	10,490,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,430,000	2,430,000
Series 2017 B, 2.82% 10/6/25, VRDN (b)	5,250,000	5,250,000
TOTAL PENNSYLVANIA		24,000,000
South Carolina - 1.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 2.9% 10/7/22, VRDN (b)(c)	1,200,000	1,200,000
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 2.66% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(i)	5,100,000	5,100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 2.62% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,470,000	1,470,000
Series Floaters XM 03 84, 2.62% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	18,600,000	18,600,000
Series YX 11 57, 2.58% 10/7/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	2,200,000	2,200,000
TOTAL SOUTH CAROLINA		28,570,000
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	9,800,000	9,800,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 2.64% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	4,800,000	4,800,000
TOTAL TENNESSEE		14,600,000
Texas - 6.7%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN:
Series XF 11 02, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	3,495,000	3,495,000
Series XF 11 19, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	5,200,000	5,200,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	7,980,000	7,980,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,660,000	3,660,000
Hurst Participating VRDN Series XF 10 94, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	3,465,000	3,465,000
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 2.6% 10/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	445,000	445,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	2,900,000	2,900,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 3.4% 10/3/22, VRDN (b)	12,400,000	12,400,000
Series 2004, 2.92% 10/7/22, VRDN (b)(c)	71,385,000	71,385,000
Series 2010 D:
2.75% 10/7/22, VRDN (b)	6,300,000	6,300,000
2.82% 10/7/22, VRDN (b)	1,775,000	1,775,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	22,315,000	22,315,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(i)	7,600,000	7,600,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	6,700,000	6,700,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 2.65% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	4,100,000	4,100,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 2.61% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	6,100,000	6,100,000
TOTAL TEXAS		165,820,000
Utah - 1.5%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	5,620,000	5,620,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	6,300,000	6,300,000
Series Floaters XM 06 99, 2.63% 10/7/22 (Liquidity Facility UBS AG) (b)(c)(g)(i)	8,300,000	8,300,000
Series XM 08 82, 2.58% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(i)	2,700,000	2,700,000
Series ZF 29 76, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	4,600,000	4,600,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	8,300,000	8,300,000
TOTAL UTAH		35,820,000
Virginia - 0.2%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 2.71% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	700,000	700,000
Waters At James Crossing, LP Participating VRDN Series XG 03 90, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	4,000,000	4,000,000
TOTAL VIRGINIA		4,700,000
Washington - 0.7%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) Series 2008, 2.6% 10/7/22, LOC KeyBank NA, VRDN (b)	1,000,000	1,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 2.76% 10/7/22 (Liquidity Facility Citibank NA) (b)(g)(i)	4,050,000	4,050,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.71% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	9,255,000	9,255,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XM 08 83, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,000,000	3,000,000
TOTAL WASHINGTON		17,305,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.83% 10/6/25, VRDN (b)	7,415,000	7,415,000
Wisconsin - 0.3%
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	3,235,000	3,235,000
Pub. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 14, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,560,000	1,560,000
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 2.6% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	2,080,000	2,080,000
TOTAL WISCONSIN		6,875,000
TOTAL MUNICIPAL NOTES (Cost $1,119,513,412)		1,119,425,413

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (j)(k) (Cost $175,815,332)	175,782,066	175,817,218

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,488,434,754)	2,462,779,845
NET OTHER ASSETS (LIABILITIES) - 0.0%	(296,800)
NET ASSETS - 100.0%	2,462,483,045

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,535,461 or 1.0% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,090,000 or 4.8% of net assets.

(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/03/22	21,000,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	5,830,000
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	300,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	6/02/22	5,780,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	3,660,000
Kansas City Planned Indl. Expansion Participating VRDN Series Floater MIZ 90 86, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,500,000
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	500,000
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	1,400,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,900,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	9/02/21	800,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	3/02/21	1,110,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	8,600,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	2,430,000
Pub. Fin. Auth. Mulfa Hs Rev. Participating VRDN Series 2022 MIZ 90 92, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/24/22	3,235,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	9/27/22	22,315,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	12/10/20 - 4/13/22	11,800,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 63, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/18/21	23,330,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	2,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	111,289,220	982,039,998	917,512,000	1,079,761	-	-	175,817,218	10.4%
Total	111,289,220	982,039,998	917,512,000	1,079,761	-	-	175,817,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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